Income taxes (Details 9) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	¥ 2,232	¥ 2,361	¥ 1,766
Additions for tax positions of the current year	250	357	44
Additions for tax positions of prior years			551
Reduction for tax positions of prior years		(486)
Balance at end of year	2,482	2,232	¥ 2,361
Unrecognized tax benefits that, if recognized, would reduce the effective tax rate	2,482
Unrecognized tax benefit, total gross accrued interest and penalty	¥ 96	¥ 89